Eaton Vance

Tax-Managed Global Diversified Equity Income Fund

July 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.3%

Security	Shares	Value
Banks — 4.6%
Banco Santander S.A.	6,282,481	$13,472,605
Canadian Imperial Bank of Commerce	318,957	22,081,364
Citigroup, Inc.(1)	696,890	34,851,469
HDFC Bank, Ltd.	900,905	12,449,778
ING Groep NV	2,870,702	20,017,061
KeyCorp.	1,103,159	13,248,940

		$116,121,217

Beverages — 1.2%
Diageo PLC(1)	844,145	$30,887,788

		$30,887,788

Biotechnology — 0.8%
CSL, Ltd.	107,659	$20,939,961

		$20,939,961

Building Products — 1.0%
Assa Abloy AB, Class B(1)	1,089,421	$24,050,266

		$24,050,266

Capital Markets — 1.2%
Bank of New York Mellon Corp. (The)(1)	842,524	$30,204,485

		$30,204,485

Chemicals — 1.6%
Chr. Hansen Holding A/S	167,473	$19,110,768
Sika AG	98,432	21,628,664

		$40,739,432

Construction Materials — 0.9%
CRH PLC	589,020	$21,445,345

		$21,445,345

Consumer Finance — 1.1%
Capital One Financial Corp.	192,132	$12,258,022
OneMain Holdings, Inc.	565,473	16,229,075

		$28,487,097

Diversified Financial Services — 2.8%
Berkshire Hathaway, Inc., Class B(1)(2)	223,846	$43,824,570
ORIX Corp.(1)	2,453,264	26,532,321

		$70,356,891

Security	Shares	Value
Electric Utilities — 2.3%
Iberdrola S.A.	2,489,464	$32,177,035
NextEra Energy, Inc.(1)	91,512	25,687,418

		$57,864,453

Electrical Equipment — 1.9%
Melrose Industries PLC	14,848,106	$16,395,555
Schneider Electric SE	265,579	30,452,212

		$46,847,767

Electronic Equipment, Instruments & Components — 4.3%
CDW Corp.	167,362	$19,455,832
Halma PLC	442,623	12,572,183
Keyence Corp.	94,479	39,840,549
Murata Manufacturing Co., Ltd.	239,904	15,409,187
Zebra Technologies Corp., Class A(2)	75,460	21,185,395

		$108,463,146

Entertainment — 2.0%
Nintendo Co., Ltd.	40,318	$17,732,264
Walt Disney Co. (The)(1)	285,456	33,381,225

		$51,113,489

Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.(1)	92,315	$24,130,218
Equity Residential	257,848	13,828,388

		$37,958,606

Food Products — 4.0%
Mondelez International, Inc., Class A(1)	890,869	$49,434,321
Nestle S.A.(1)	423,667	50,383,200

		$99,817,521

Health Care Equipment & Supplies — 4.9%
Baxter International, Inc.	201,652	$17,418,700
Boston Scientific Corp.(1)(2)	1,022,843	39,451,055
Intuitive Surgical, Inc.(1)(2)	59,242	40,606,836
Straumann Holding AG	25,161	24,924,505

		$122,401,096

Health Care Providers & Services — 0.9%
Anthem, Inc.	83,221	$22,785,910

		$22,785,910

Hotels, Restaurants & Leisure — 1.2%
Compass Group PLC	2,179,351	$29,986,121

		$29,986,121

Security	Shares	Value
Industrial Conglomerates — 1.5%
DCC PLC	410,573	$36,508,389

		$36,508,389

Insurance — 2.3%
AIA Group, Ltd.(1)	3,007,815	$27,121,284
Aviva PLC	4,934,312	16,969,360
AXA S.A.	698,028	14,005,016

		$58,095,660

Interactive Media & Services — 7.4%
Alphabet, Inc., Class C(1)(2)	72,864	$108,054,397
Facebook, Inc., Class A(1)(2)	203,174	51,539,149
Tencent Holdings, Ltd.	357,324	24,511,767

		$184,105,313

Internet & Direct Marketing Retail — 5.0%
Amazon.com, Inc.(1)(2)	39,840	$126,080,851

		$126,080,851

IT Services — 2.9%
Amadeus IT Group S.A.	629,156	$31,417,070
Visa, Inc., Class A(1)	215,131	40,960,942

		$72,378,012

Leisure Products — 1.2%
Yamaha Corp.(1)	651,468	$30,037,028

		$30,037,028

Life Sciences Tools & Services — 0.7%
Lonza Group AG	29,325	$18,337,950

		$18,337,950

Machinery — 4.2%
Ingersoll Rand, Inc.(2)	896,504	$28,320,561
Sandvik AB(2)	1,507,565	28,174,170
SMC Corp.	43,836	23,037,966
Stanley Black & Decker, Inc.(1)	163,202	25,022,131

		$104,554,828

Metals & Mining — 1.6%
Rio Tinto, Ltd.(1)	531,645	$38,910,378

		$38,910,378

Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp.	1,065,187	$14,486,543

		$14,486,543

Security	Shares	Value
Multi-Utilities — 0.7%
CMS Energy Corp.(1)	251,396	$16,134,595

		$16,134,595

Oil, Gas & Consumable Fuels — 2.8%
Chevron Corp.(1)	275,148	$23,095,923
ConocoPhillips(1)	418,925	15,663,606
EOG Resources, Inc.	261,193	12,236,892
Phillips 66(1)	300,479	18,635,708

		$69,632,129

Personal Products — 1.9%
Unilever PLC(1)	780,468	$46,472,951

		$46,472,951

Pharmaceuticals — 8.0%
Eli Lilly & Co.(1)	168,290	$25,292,304
Novartis AG	340,417	28,039,204
Novo Nordisk A/S, Class B	397,813	26,101,533
Roche Holding AG PC(1)	92,309	31,971,822
Sanofi	430,942	45,247,663
Zoetis, Inc.(1)	286,201	43,410,968

		$200,063,494

Professional Services — 2.1%
Recruit Holdings Co., Ltd.	993,860	$31,004,297
Verisk Analytics, Inc.	118,294	22,323,261

		$53,327,558

Semiconductors & Semiconductor Equipment — 4.6%
ASML Holding NV(1)	100,026	$35,563,007
Infineon Technologies AG	1,051,245	26,801,885
Micron Technology, Inc.(2)	319,498	15,992,472
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	452,061	35,663,092

		$114,020,456

Software — 5.9%
Dassault Systemes SE(1)	130,879	$23,832,208
Intuit, Inc.	59,187	18,133,121
Microsoft Corp.(1)	517,779	106,149,873

		$148,115,202

Specialty Retail — 2.7%
Lowe’s Cos., Inc.(1)	233,874	$34,826,177
TJX Cos., Inc. (The)(1)	636,835	33,109,052

		$67,935,229

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.(1)	234,140	$99,518,866

		$99,518,866

Textiles, Apparel & Luxury Goods — 3.0%
adidas AG(1)(2)	138,464	$38,185,220
LVMH Moet Hennessy Louis Vuitton SE	83,199	36,178,510

		$74,363,730

Total Common Stocks (identified cost $1,876,239,588)		$2,533,549,753

Total Investments — 101.3% (identified cost $1,876,239,588)		$2,533,549,753

Total Written Call Options — (0.8)% (premiums received $25,097,353)		$(18,764,555)

Other Assets, Less Liabilities — (0.5)%		$(12,889,024)

Net Assets — 100.0%		$2,501,896,174

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	52.8%	$1,336,969,251
United Kingdom	9.0	228,702,725
Japan	7.2	183,593,612
Switzerland	6.9	175,285,345
France	5.9	149,715,609
Spain	3.0	77,066,710
Germany	2.6	64,987,105
Netherlands	2.2	55,580,068
Sweden	2.1	52,224,436
Denmark	1.8	45,212,301
Taiwan	1.4	35,663,092
Hong Kong	1.1	27,121,284
China	1.0	24,511,767
Canada	0.9	22,081,364
Ireland	0.8	21,445,345
Australia	0.8	20,939,961
India	0.5	12,449,778

Total Investments	100.0%	$2,533,549,753

Written Call Options — (0.8)%

Exchange-Traded Options — (0.8)%

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	1,810	EUR	57,455,192	EUR	3,300	8/7/20	$(97,312)
Dow Jones Euro Stoxx 50 Index	1,830	EUR	58,090,056	EUR	3,350	8/14/20	(119,795)
Dow Jones Euro Stoxx 50 Index	1,780	EUR	56,502,896	EUR	3,325	8/21/20	(302,593)
Dow Jones Euro Stoxx 50 Index	1,790	EUR	56,820,328	EUR	3,325	8/28/20	(660,127)
FTSE 100 Index	700	GBP	41,284,320	GBP	6,300	8/21/20	(63,716)
FTSE 100 Index	650	GBP	38,335,440	GBP	6,350	8/21/20	(41,117)
Nikkei 225 Index	115	JPY	2,496,650,000	JPY	22,500	8/7/20	(43,763)
Nikkei 225 Index	110	JPY	2,388,100,000	JPY	22,875	8/14/20	(31,110)
Nikkei 225 Index	115	JPY	2,496,650,000	JPY	23,000	8/21/20	(46,456)
S&P 500 Index	185	USD	60,515,720	USD	3,200	8/3/20	(1,342,175)
S&P 500 Index	186	USD	60,842,832	USD	3,200	8/5/20	(1,458,240)
S&P 500 Index	185	USD	60,515,720	USD	3,200	8/7/20	(1,517,925)
S&P 500 Index	185	USD	60,515,720	USD	3,200	8/10/20	(1,590,075)
S&P 500 Index	184	USD	60,188,608	USD	3,230	8/12/20	(1,239,240)
S&P 500 Index	184	USD	60,188,608	USD	3,215	8/14/20	(1,526,280)
S&P 500 Index	184	USD	60,188,608	USD	3,225	8/17/20	(1,449,000)
S&P 500 Index	185	USD	60,515,720	USD	3,250	8/19/20	(1,199,725)
S&P 500 Index	184	USD	60,188,608	USD	3,225	8/21/20	(1,611,840)
S&P 500 Index	185	USD	60,515,720	USD	3,225	8/24/20	(1,652,975)
S&P 500 Index	185	USD	60,515,720	USD	3,225	8/26/20	(1,719,575)
S&P 500 Index	184	USD	60,188,608	USD	3,275	8/28/20	(1,051,516)

Total							$(18,764,555)

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

USD	-	United States Dollar

At July 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$2,252,007	$409,615,477	$(411,858,100)	$(9,384)	$—	$—	$78,256	—

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$192,974,771	$42,244,031	$—	$235,218,802
Consumer Discretionary	194,016,080	134,386,879	—	328,402,959
Consumer Staples	49,434,321	127,743,939	—	177,178,260
Energy	69,632,129	—	—	69,632,129
Financials	187,184,468	130,567,425	—	317,751,893
Health Care	188,965,773	195,562,638	—	384,528,411
Industrials	75,665,953	189,622,855	—	265,288,808
Information Technology	357,059,593	185,436,089	—	542,495,682
Materials	—	101,095,155	—	101,095,155
Real Estate	37,958,606	—	—	37,958,606
Utilities	41,822,013	32,177,035	—	73,999,048
Total Common Stocks	$1,394,713,707	$1,138,836,046 *	$—	$2,533,549,753
Total Investments	$1,394,713,707	$1,138,836,046	$—	$2,533,549,753

Liability Description
Written Call Options	$(17,358,566)	$(1,405,989)	$—	$(18,764,555)
Total	$(17,358,566)	$(1,405,989)	$—	$(18,764,555)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.